SUPPLEMENT DATED FEBRUARY 9, 2009
TO

PROSPECTUS DATED APRIL 30, 2004
FOR KEYPORT VISTA,

AND PROSPECTUSES DATED DECEMBER 31, 2003
FOR KEYPORT OPTIMA, KEYPORT ADVISOR OPTIMA AND
KEYPORT ADVISOR CHARTER

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

This supplement contains information regarding a change to an investment option that is available under your Contract.

On May 1, 2009, the name of the following investment option will be changed to:

Old Name	New Name

AllianceBernstein Global Technology Portfolio	AllianceBernstein Global Thematic Growth Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Keyport (US) AllianceBernstein Supplement                                                                                                                                           2/09